Corporate Information	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Corporate Information
1.	CORPORATE INFORMATION
Banco Macro SA (hereinafter, the Bank), is a stock corporation (
sociedad anónima
), organized in the Argentine Republic, with headquarters at Avenida Madero 1182, Ciudad Autónoma de Buenos Aires (CABA). Its by-law
expiry date is on March 8, 2066.
The Bank offers traditional banking products and services to companies, including those companies operating in regional economies, as well as to individuals, thus strengthening its goal to be a multiservice bank. In addition, through its subsidiaries, the Bank performs transactions as a trustee agent, manager and administrator of mutual funds and renders stock exchange services.
Macro Compañía Financiera SA was created in 1977, as a
non-banking
financial institution. In May 1988, it received the authorization to operate as a commercial bank and it was incorporated as Banco Macro SA. Subsequently, as a result of the merger process with other entities, it adopted other names (among them, Banco Macro Bansud SA) and since August 2006, Banco Macro SA.
The Bank’s shares have been publicly listed on Bolsas y Mercados Argentinos (BYMA) since November 1994; and as from March 24, 2006 they are listed on the New York Stock Exchange (NYSE). Additionally, on October 15, 2015, they were authorized to be listed on the Mercado Abierto Electrónico SA (MAE).
Since 1994, Banco Macro SA’s market strategy was mainly focused on the regional areas outside the City of Buenos Aires. Following this strategy, in 1996, Banco Macro SA started the process to acquire entities and assets and liabilities during the privatization of provincial and other banks.
On May 21, 2019, the Bank acquired 100% of Argenpay SAU for an amount of 100 conformed by 100,000 common, registered shares, with a face value of Ps. 1 each one and entitled to one vote. The main activity of such company is the development of its own network or the incorporation into other networks so that it can operate with individuals or companies, in-person
or remotely, by using information and communication technologies, grant, offer or accept electronic payments online
or
offline
, digital and virtual wallets and e-commerce in general. This subsidiary started to develop its principal activities during the fourth quarter of 2019.
These consolidated financial statements for the year ended December 31, 2019, were authorized for issue by the Management on May 15, 2020. Even when the Shareholders’ Meeting has the power to amend these consolidated financial statements after issuance, in Management opinion it will not happen.